Preferred shares (Detail Textuals) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2017 USD ($) shares	Aug. 31, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares	Mar. 31, 2013 USD ($) shares	Dec. 31, 2018 CNY (¥) director shares	Dec. 31, 2018 USD ($) director shares
Temporary Equity [Line Items]
Principal amount of convertible loans | ¥								¥ 930,436
Percentage of amount received inclueds preferred share purchase price, plus all declared but unpaid dividend in case of dissolution or winding up of the Company or sale of shares, merger, consolidation or other similar transaction								100.00%	100.00%
Number of director appointed by ordinary shareholders | director								3	3
Group of investors
Temporary Equity [Line Items]
Proceeds from share issued | $									$ 125,100
K2 Evergreen Partners L.P. and K2 Partners II L.P. jointly right
Temporary Equity [Line Items]
Number of director appointed by ordinary shareholders | director								1	1
BAI GmbH has the right to appoint one director; Highland Capital Partners 9 L.P., Highland Capital Partners 9-B L.P. and Highland Entrepreneurs? Fund 9 L.P. jointly right
Temporary Equity [Line Items]
Number of director appointed by ordinary shareholders | director								1	1
AlphaX Partners Fund I, L.P., and Beijing Z-Park Fund jointly right
Temporary Equity [Line Items]
Number of director appointed by ordinary shareholders | director								1	1
Series B-1 preferred shares
Temporary Equity [Line Items]
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series B-1 and B-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series B-1 and B-2 preferred shares issue date	For Series B-1 and B-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series B-1 and B-2 preferred shares issue date
Percentage of interest on original issue price								10.00%	10.00%
Series B-2 preferred shares
Temporary Equity [Line Items]
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series B-1 and B-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series B-1 and B-2 preferred shares issue date	For Series B-1 and B-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series B-1 and B-2 preferred shares issue date
Percentage of interest on original issue price								10.00%	10.00%
Series C-1 preferred shares
Temporary Equity [Line Items]
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series C-1 and C-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C-1 and C-2 preferred shares issue date	For Series C-1 and C-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C-1 and C-2 preferred shares issue date
Percentage of interest on original issue price								8.00%	8.00%
Series C-2 preferred shares
Temporary Equity [Line Items]
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series C-1 and C-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C-1 and C-2 preferred shares issue date	For Series C-1 and C-2 preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C-1 and C-2 preferred shares issue date
Percentage of interest on original issue price								8.00%	8.00%
Series A financing
Temporary Equity [Line Items]
Proceeds from share issued | $							$ 700,000
Series A financing | China Best
Temporary Equity [Line Items]
Proceeds from share issued | ¥								¥ 1,260,000
Shares Issued								5,660,000	5,660,000
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For China Best and Series A preferred shares, they can be redeemed at any time after the sixth (6th) anniversary of the China Best and Series A Preferred Shares issue date	For China Best and Series A preferred shares, they can be redeemed at any time after the sixth (6th) anniversary of the China Best and Series A Preferred Shares issue date
Percentage of interest on original issue price								10.00%	10.00%
Series A financing | K2 Evergreen Partner L.P.
Temporary Equity [Line Items]
Shares Issued							2,828,393
Series A financing | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued							16,970,357
Series B financing
Temporary Equity [Line Items]
Proceeds from share issued | $						$ 5,564,856
Series B financing | Series B-1 preferred shares | K2 Evergreen Partner L.P.
Temporary Equity [Line Items]
Shares Issued						4,142,781
Series B financing | Series B-1 preferred shares | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued						8,285,562
Series B financing | Series B-2 preferred shares | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued						4,548,443
Series B financing | Series B-2 preferred shares | BAI GmbH
Temporary Equity [Line Items]
Shares Issued						18,193,772
Series C financing
Temporary Equity [Line Items]
Proceeds from share issued | $					$ 23,658,593
Series C financing | Series C-1 preferred shares | BAI GmbH
Temporary Equity [Line Items]
Shares Issued					3,427,812
Series C financing | Series C-2 preferred shares | BAI GmbH
Temporary Equity [Line Items]
Shares Issued					5,643,437
Series C financing | Series C-2 preferred shares | Highland Capital Partners 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued					18,290,377
Series C financing | Series C-2 preferred shares | Highland Capital Partners 9-B Limited Partnership
Temporary Equity [Line Items]
Shares Issued					7,878,398
Series C financing | Series C-2 preferred shares | Highland Entrepreneurs? Fund 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued					1,596,503
Series C+ financing
Temporary Equity [Line Items]
Proceeds from share issued | $				$ 8,682,770
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series C+ preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C+ preferred shares issue date	For Series C+ preferred shares, they can be redeemed at any time after the fifth (5th) anniversary of the Series C+ preferred shares issue date
Percentage of interest on original issue price								8.00%	8.00%
Series C+ financing | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued			2,175,611	2,175,611
Series C+ financing | K2 Family Partners Limited
Temporary Equity [Line Items]
Shares Issued			725,204	725,204
Series C+ financing | BAI GmbH
Temporary Equity [Line Items]
Shares Issued			1,450,408	1,450,408
Series C+ financing | Highland Capital Partners 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued			1,910,912	1,910,912
Series C+ financing | Highland Capital Partners 9-B Limited Partnership
Temporary Equity [Line Items]
Shares Issued			823,106	823,106
Series C+ financing | Highland Entrepreneurs? Fund 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued			166,797	166,797
Series C+ financing | AlphaX Partners Fund I, L.P.
Temporary Equity [Line Items]
Shares Issued			5,341,517	5,341,517
Series C+ financing | Puhua
Temporary Equity [Line Items]
Principal amount of convertible loans | ¥			¥ 30,000
Number of shares issued for conversion of convertible loan			6,261,743	6,261,743
Series C-4 financing
Temporary Equity [Line Items]
Principal amount of convertible loans | $		$ 6,300
Number of shares issued for conversion of convertible loan		7,569,628
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series C-4 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series C-4 preferred shares issue date	For Series C-4 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series C-4 preferred shares issue date
Percentage of interest on original issue price								10.00%	10.00%
Series D-1 financing
Temporary Equity [Line Items]
Proceeds from share issued | $		$ 23,350,000
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series D-1 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series D-1 preferred shares issue date	For Series D-1 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series D-1 preferred shares issue date
Percentage of interest on original issue price								10.00%	10.00%
Series D-1 financing | ACEE Capital Ltd.
Temporary Equity [Line Items]
Shares Issued		3,592,664
Series D-1 financing | Honour Depot Limited
Temporary Equity [Line Items]
Shares Issued		6,453,887
Series D-2 financing
Temporary Equity [Line Items]
Conversion ratio of preferred shares converted in to ordinary shares								11	11
Preferred share redemption right								For Series D-2 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series D-2 preferred shares issue date	For Series D-2 preferred shares, they can be redeemed at any time after the third (3rd) anniversary of the Series D-2 preferred shares issue date
Percentage of interest on original issue price								10.00%	10.00%
Series D-2 financing | Beijing Z-Park Fund
Temporary Equity [Line Items]
Proceeds from share issued | $	$ 50,000
Shares Issued	20,630,925